Intangible assets - Goodwill allocation (Details) $ in Millions	12 Months Ended
	Sep. 30, 2020 AUD ($) item	Sep. 30, 2019 AUD ($)	Sep. 30, 2018 AUD ($)
Goodwill allocation
Goodwill	$ 8,397	$ 8,895	$ 8,890
Impairment of goodwill	498
Sensitivity analysis
Headroom	$ 578
Increase in discount rate (bps) | item	56
Decrease in cash flows (%)	(6.20%)
Decrease in terminal growth rate (bps) | item	(76)
Consumer
Goodwill allocation
Goodwill	$ 3,359	4,060
Business
Goodwill allocation
Goodwill	3,205	3,860
Westpac Institutional Bank
Goodwill allocation
Goodwill	$ 487	$ 487
Westpac Institutional Bank | Discount rate
Significant assumptions used in recoverable amount for goodwill
Group's equity rate	11.00%	11.00%
Group's adjusted pre-tax equity rate	14.40%	15.70%
Westpac Institutional Bank | Cash flows
Significant assumptions used in recoverable amount for goodwill
Forecast period	5 years	2 years
Terminal growth rate	2.00%	0.00%
New Zealand
Goodwill allocation
Goodwill	$ 488	$ 488
New Zealand | Discount rate
Significant assumptions used in recoverable amount for goodwill
Group's equity rate	11.00%	11.00%
Group's adjusted pre-tax equity rate	14.50%	15.30%
New Zealand | Cash flows
Significant assumptions used in recoverable amount for goodwill
Forecast period	3 years	2 years
Terminal growth rate	2.00%	0.00%
Specialist Businesses
Goodwill allocation
Goodwill	$ 858
Impairment of goodwill	498
Life Insurance
Goodwill allocation
Impairment of goodwill	374
Auto and Vendor Finance
Goodwill allocation
Goodwill	0
Impairment of goodwill	$ 124
All other significant CGUs | Discount rate
Significant assumptions used in recoverable amount for goodwill
Group's equity rate	11.00%	11.00%
Group's adjusted pre-tax equity rate		15.70%
All other significant CGUs | Discount rate | Minimum
Significant assumptions used in recoverable amount for goodwill
Group's adjusted pre-tax equity rate	15.00%
All other significant CGUs | Discount rate | Maximum
Significant assumptions used in recoverable amount for goodwill
Group's adjusted pre-tax equity rate	15.20%
All other significant CGUs | Cash flows
Significant assumptions used in recoverable amount for goodwill
Forecast period	3 years	2 years
Terminal growth rate	2.00%	0.00%
Brand Names
Goodwill allocation
Intangible assets	$ 670	$ 670	670
Brand Names | Consumer
Goodwill allocation
Intangible assets	382	382
Brand Names | Business
Goodwill allocation
Intangible assets	286	288
Brand Names | Specialist Businesses
Goodwill allocation
Intangible assets	2
Parent Entity
Goodwill allocation
Goodwill	6,728	6,844	6,844
Impairment of goodwill	116
Sensitivity analysis
Headroom	$ 578
Increase in discount rate (bps) | item	56
Decrease in cash flows (%)	(6.20%)
Decrease in terminal growth rate (bps) | item	(76)
Parent Entity | Consumer
Goodwill allocation
Goodwill	$ 3,144	3,144
Parent Entity | Business
Goodwill allocation
Goodwill	3,022	3,213
Parent Entity | Westpac Institutional Bank
Goodwill allocation
Goodwill	487	487
Parent Entity | Specialist Businesses
Goodwill allocation
Goodwill	75
Impairment of goodwill	116
Parent Entity | Life Insurance
Goodwill allocation
Impairment of goodwill	0
Parent Entity | Auto and Vendor Finance
Goodwill allocation
Impairment of goodwill	116
Parent Entity | Brand Names
Goodwill allocation
Intangible assets	636	$ 636	$ 636
Parent Entity | Brand Names | Consumer
Goodwill allocation
Intangible assets	350
Parent Entity | Brand Names | Business
Goodwill allocation
Intangible assets	$ 286